Nature of Expense (Tables)	12 Months Ended
Mar. 31, 2019
Expenses by nature [abstract]
Supplemental Information About Expense By Nature [Text Block]
The following table shows supplemental information related to certain “nature of expense” items for the years ended March 31, 2019, 2018 and 2017:

	For the Year Ended March 31,
Employee benefits	2019		2018		2017
Cost of revenues	Rs.	10,644	Rs.	10,434	Rs.	10,515
Selling, general and administrative expenses		18,291		17,004		15,838
Research and development expenses		4,627		4,711		4,716
	Rs.	33,562	Rs.	32,149	Rs.	31,069

	For the Year Ended March 31,
Depreciation :	2019		2018		2017
Cost of revenues	Rs.	6,484	Rs.	6,331	Rs.	5,817
Selling, general and administrative expenses		801		854		737
Research and development expenses		1,077		1,100		1,042
	Rs.	8,362	Rs.	8,285	Rs.	7,596

	For the Year Ended March 31,
Amortization :	2019		2018		2017
Selling, general and administrative expenses	Rs.	3,421	Rs.	3,029	Rs.	3,198
Cost of revenues		284		264		300
Research and development expenses		123		132		183
	Rs.	3,828	Rs.	3,425	Rs.	3,681